Organization	12 Months Ended
Dec. 31, 2019
Organization
Organization

1.Organization

Molecular Data Inc. (the “Company”) was incorporated as an exempted company with limited liability in the Cayman Islands on February 28, 2018 by MOLBASE Inc. The Company is considered a foreign entity under the laws of the People’s Republic of China (the “PRC” or “China”).

The Company does not conduct any substantive operations on its own but instead conducts its business operations through its subsidiaries, variable interest entities (the “VIEs”) and subsidiary of the VIE which are all located in the PRC and Hong Kong. The Company is principally engaged in chemical e-commerce business.  The Company, through a series of transactions which are accounted for as a reorganization of entities and transfer of businesses under common control in 2018 (the ‘‘Reorganization’’), became the parent entity of its subsidiaries, VIEs and the subsidiary of the VIE. Accordingly, these consolidated financial statements reflect the historical operations of the Company as if the current organization structure had been in existence throughout the periods presented.

As of December 31, 2019, the Company’s significant subsidiaries, VIEs and subsidiary of the VIE are as follows:

			Percentage of
	Date of	Place of	ownership by the
Entity	incorporation	incorporation	Company		Principal activities
			Direct	Indirect
Subsidiaries:
Molecular Data (HK) Limited (“MKD HK”)	14 March, 2018	Hong Kong	100%	—	Investment holding
Shanghai MOHUA Information Technology Co., Ltd. (“Shanghai MOHUA”)	27 July, 2018	PRC	100%	—	E-commerce platform
Shanghai MOKAI Biotechnology Co., Ltd. (“Shanghai MOKAI”)	11 December, 2018	PRC	100%	—	Chemical trading
Shanghai MOCHUANG Biotechnology Co., Ltd. (“Shanghai MOCHUANG”)	11 December, 2018	PRC	100%	—	Chemical trading
VIEs:
Shanghai MOLBASE Technology Co., Ltd. (“Shanghai MOLBASE”)	26 January, 2014	PRC	—	100%	E-commerce platform
Jiaxing MOLBASE Information Technology Co., Ltd. (“Jiaxing MOLBASE”)	21 March, 2013	PRC	—	100%	Chemical trading
Subsidiary of the VIE:
ShaanXi MOLBASE Biotechnology Co., Ltd. (“ShaanXi MOLBASE”)	29 August, 2017	PRC	—	100%	Chemical trading

The VIE agreements

As PRC laws and regulations prohibit and restrict foreign ownership of internet value-added businesses, the Company operates its websites and conducts some of its business in the PRC through the VIEs and the subsidiary of the VIE. On December 21, 2018, the Company entered into share pledge agreements with the nominee shareholders of the VIE through its wholly-owned subsidiary, Shanghai MOHUA (the “WFOE”) in the PRC, for the equity interests in the VIEs held by the shareholders of the VIEs. In addition, the Company entered into a power of attorney and an exclusive call option agreement with the VIEs and nominee shareholders of the VIEs through its wholly-owned subsidiary in the PRC, which provide its wholly-owned subsidiary the power to direct the activities that most significantly affect the economic performance of the VIEs and to acquire the equity interests in the VIEs when permitted by the PRC laws, respectively. In addition, pursuant to the resolution of all shareholders of the Company and the resolution of the board of directors of the Company on December 21, 2018 (the “Resolutions”), the rights under the aforementioned power of attorney and the exclusive call option agreements were assigned to the board of directors of the Company (the “Board”) or any officer authorized by the Board, which entitle the Company or its WFOE to receive economic benefits from the VIEs that potentially could be significant to the VIEs.

Despite the lack of technical majority ownership, the Company has effective control of the VIEs through a series of VIE Agreements and a parent-subsidiary relationship exists between the Company and the VIEs. Through the VIE Agreements, the shareholders of the VIEs effectively assigned all of their voting rights underlying their equity interest in the VIEs to the Company. In addition, through the exclusive business operation agreement, the Company, through its WFOE in the PRC, have the right to receive economic benefits from the VIEs that potentially could be significant to the VIEs. Therefore, the Company is considered the primary beneficiary of the VIEs and consolidates the VIEs and its subsidiary as required by SEC Regulation S-X Rule 3A‑02 and ASC topic 810 (“ASC 810”), Consolidation.

The following is a summary of the VIE Agreements:

Shareholders’ Voting Rights Proxy Agreements Pursuant to the irrevocable shareholders’ voting rights proxy agreements, Shanghai MOHUA is authorized by each of the nominee shareholders as their attorney-in-fact to exercise all shareholder rights under PRC law and the relevant articles of association, including but not limited to, exercise the right of operation and management, the sale or transfer or pledge or disposition of all or part of the nominee shareholders’ equity interests, and designate and appoint directors, chief executive officers and general manager, and other senior management members of the VIEs. Each shareholders’ voting rights proxy agreements will remain in force and irrevocable during the period when the nominee shareholders continue to be shareholders of the VIEs, unless Shanghai MOHUA issues adverse instructions in writing.

Exclusive Option Agreements The nominee shareholders of the VIEs have granted Shanghai MOHUA the exclusive and irrevocable option to purchase from the nominee shareholders. The exercise price of the option to purchase all or part of the equity interests in the VIE will be RMB one dollar or the minimum amount of consideration permitted by the applicable PRC laws. Any proceeds received by the Nominee Shareholders from the exercise of the options shall be remitted to the WFOE or its designated party, to the extent permitted by the PRC law. Shanghai MOHUA may exercise such option after issuing the written consent of option purchase. In addition, the VIEs and their nominee shareholders have agreed that without prior written consent of Shanghai MOHUA, they will not create any pledge or encumbrance on their equity interests in the VIEs, or transfer or otherwise dispose of their equity interests in the VIEs. These agreements are not terminated until all of the equity interest of the VIE has been transferred to Shanghai MOHUA or the person(s) designated by Shanghai MOHUA. Neither the nominee shareholders nor the VIEs have the right to terminate or revoke the agreements under any circumstance.

Equity Pledge Agreements Pursuant to the relevant equity pledge agreements, the nominee shareholders of the VIEs have pledged all of their equity interests in the VIEs to Shanghai MOHUA as collateral for all of the VIEs’ payments due to Shanghai MOHUA and to secure the VIEs’ obligations under the exclusive business cooperation agreement. The nominee shareholders shall not transfer or assign the equity interests, the rights and obligations in the equity pledge agreement or create or permit to create any pledges which may have an adverse effect on the rights or benefits of Shanghai MOHUA without Shanghai MOHUA’s written consent. Shanghai MOHUA is entitled to transfer or assign in full or in part the equity interests pledged. In the event of default, Shanghai MOHUA as the pledgee, will be entitled to dispose of the pledged equity. These agreements are not terminated until all of the technical support and consulting and service fees are fully paid under the exclusive technical support and service agreements and all of VIEs’ obligations have been terminated under the other controlling agreements. As of January 10, 2019, the Company completed the registration of all the equity pledges with the relevant office of the administration for industry and commerce in accordance with the PRC Property Rights Law.

Exclusive technical support and service agreements Shanghai MOHUA and the VIEs entered into exclusive technical support and service agreements under which the VIEs engage Shanghai MOHUA as their exclusive provider of technical services and business consulting services. The VIEs shall pay to Shanghai MOHUA service fees quarterly, which is at Shanghai MOHUA’s discretion. Shanghai MOHUA shall have exclusive and proprietary rights and interests in all rights, ownership, interests and intellectual property arising from the performance of the agreement. During the term of the agreements, the VIEs shall not accept any consultations and/or services provided by any third party and shall not cooperate with any third party for the provision of identical or similar services without prior consent of Shanghai MOHUA. These agreements are irrevocable and has a term of 10 years and can be unilaterally extended or amended by Shanghai MOHUA.

Resolutions of all shareholders and resolution of the board of directors of Molecular Data Inc. The shareholders and the Company’s Board resolved that the rights under the shareholder voting rights proxy agreements and the exclusive call option agreements were assigned to the board of directors of the Company or any officer authorized by the Board.

In the opinion of the Company’s legal counsel, (i) the ownership structure of the Company and its VIEs is in compliance with PRC laws and regulations; and (ii) the contractual arrangements with the VIEs and their shareholders are valid and binding, and not in violation of current PRC laws or regulations; (iii) the resolutions are valid in accordance with the articles of association of the Company and the Cayman Islands Law.

However, uncertainties in the PRC legal system could cause the Company’s current ownership structure to be found in violation of existing and/or future PRC laws or regulations and could limit the Company’s ability to enforce its rights under these contractual arrangements. Furthermore, the nominee shareholders of the VIEs may have interests that are different from those of the Company, which could potentially increase the risk that they would seek to act contrary to the terms of the contractual agreements with the VIEs.

In addition, if the current structure or any of the contractual arrangements were found to be in violation of any existing or future PRC laws or regulations, the Company may be subject to penalties, including but not be limited to, revocation of business and operating licenses, discontinuing or restricting business operations, restricting the Company’s right to collect revenues, temporary or permanent blocking of the Company’s internet financial services platforms, restructuring of the Company’s operations, imposition of additional conditions or requirements with which the Company may not be able to comply, or other regulatory or enforcement actions against the Company that could be harmful to its business. The imposition of any of these or other penalties could have a material adverse effect on the Company’s ability to conduct its business.

Creditors of the VIEs have no recourse to the general credit of the Company, who is the primary beneficiary of the VIEs, through its wholly-owned subsidiary, Shanghai MOHUA. The Company did not provide any additional financial or other support that it was not previously contractually required to provide to the VIEs during the periods presented. The table sets forth the assets and liabilities of the VIEs and subsidiary of the VIE included in the Company’s consolidated balance sheets:

	As of December 31,
	2018	2019
	RMB	RMB	US$
ASSETS
Current assets:
Cash and cash equivalents	1,250	3,382	486
Restricted cash	—	4,148	596
Accounts receivable, net	7,322	11,774	1,691
Unbilled receivables	2,925	41,211	5,920
Notes receivable	1,085	107,404	15,428
Inventories, net	—	725	104
Prepayments and other current assets	83,759	132,152	18,982
Amounts due from related parties	5,307	95,651	13,739
Total current assets	101,648	396,447	56,946
Non-current assets:
Property and equipment, net	411	1,049	151
Intangible assets, net	5	1,560	224
Right-of-use assets, net	—	3,219	462
Total non-current assets	416	5,828	837
Total assets	102,064	402,275	57,783
Current liabilities:
Short-term borrowings	82	—	—
Accounts payable	4,352	185,188	26,601
Accrued expenses and other liabilities	18,458	65,443	9,400
Income taxes payable	—	387	56
Deferred revenue	43,860	68,662	9,863
Current portion of lease liabilities	—	3,080	442
Amounts due to related parties	118,691	261,980	37,631
Total current liabilities	185,443	584,740	83,993
Non-current liabilities:
Amounts due to related parties	—	4,320	621
Deferred government grants	30	—	—
Total non-current liabilities	30	4,320	621
Total liabilities	185,473	589,060	84,614

The table sets forth the results of operations and cash flows of the VIEs and subsidiary of the VIE included in the Company’s consolidated statements of comprehensive loss and cash flows:

	For the years ended December 31,
	2017	2018	2019
	RMB	RMB	RMB	US$
Net revenues	210,807	2,187,683	10,208,796	1,466,402
Net loss	(19,532)	(19,451)	(103,375)	(14,850)
Net cash used in operating activities	(18,747)	(48,944)	(47,912)	(6,882)
Net cash used in investing activities	(1,734)	(99)	(3,535)	(508)
Net cash generated from financing activities	21,211	49,135	57,727	8,292

As of December 31, 2018, and 2019, there were nil and RMB4,148 (US$596) for pledge or collateralization of the assets of the VIEs and the subsidiary of the VIE, respectively. The amount of the net liabilities of the VIEs and subsidiary of the VIE were RMB83,409 and RMB186,784 (US$26,831) as of December 31, 2018 and 2019, respectively. The creditors of the VIEs and the subsidiary of the VIE’s third-party liabilities did not have recourse to the general credit of the primary beneficiary in the normal course of business.